JPMORGAN TRUST I

245 Park Avenue

New York, NY 10167

December 27, 2007

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of the JPMorgan Income Builder Fund (the “Fund”) File Nos. 333-103022 and 811-21295

Dear Sir/Madam:

We hereby submit for filing via EDGAR, on behalf of the Trust, Post-Effective Amendment No. 68 (Amendment No. 69 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”) pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder, and the Investment Company Act of 1940, as amended (“1940 Act”).

The purpose of this filing is to reflect changes to some of the Fund’s investment strategies and associated risks. If you have any questions or comments, please call the undersigned at (614) 248-5749.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio, Esq.
Assistant Secretary

cc:	Mary Cole
Division of Investment Management